Investment Properties	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Investment Properties
19.	Investment Properties

(1)	Investment properties as of December 31, 2022 and 2023 are as follows:

		2022
		Acquisition cost	Government grants	Accumulated depreciation	Book value

		In millions of won
Land	￦	194,417	—	—	194,417
Buildings		20,241	(21)	(6,351)	13,869

	￦	214,658	(21)	(6,351)	208,286

		2023
		Acquisition cost	Government grants	Accumulated depreciation	Book value

		In millions of won
Land	￦	172,594	—	—	172,594
Buildings		20,043	(22)	(7,088)	12,933

	￦	192,637	(22)	(7,088)	185,527

(2)	Changes in investment properties for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Disposal	Depreciation	Others	Ending balance

		In millions of won
Land	￦	201,605	(208)	—	(6,980)	194,417
Buildings		11,209	—	(487)	3,168	13,890
(Government grants)		(30)	—	1	8	(21)

	￦	212,784	(208)	(486)	(3,804)	208,286

		2023
		Beginning balance	Disposal	Depreciation	Others	Ending balance

		In millions of won
Land	￦	194,417	—	—	(21,823)	172,594
Buildings		13,890	—	(494)	(441)	12,955
(Government grants)		(21)	—	1	(2)	(22)

	￦	208,286	—	(493)	(22,266)	185,527

(3)	Income and expenses related to investment properties for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Rental income	￦	9,775	10,519
Operating and maintenance expenses related to rental income		(587)	(507)

	￦	9,188	10,012

(4)	Fair value of investment properties as of December 31, 2022 and 2023 are as follows:

		2022		2023

		Book value	Fair value	Book value	Fair value
		In millions of won
Land	￦	194,417	292,827	172,594	258,478
Buildings		13,869	15,626	12,933	13,437

	￦	208,286	308,453	185,527	271,915

The Company determined the fair value of investment property on the transition date based on valuations conducted by an independent valuation firm that is independent of the Company. The valuation firm has appropriate qualifications and experience in the valuation of real estate in the Republic of Korea, and the valuation was conducted using a comparison method, which is a method of obtaining economic value based on the marketability of the property. The fair values of the investment properties as of the reporting date were determined in consideration of the fluctuation on the publicly announced individual land price after the IFRS transition date (January 1, 2010).

(5)	All of the Company’s investment properties are held under freehold interests.